Stock Options - Schedule of Additional Information Regarding Stock Options Outstanding (Details) - Stock outstanding [Member]	6 Months Ended
	Apr. 30, 2025 $ / shares	Apr. 30, 2025 $ / shares
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	5,521	5,521
Weighted average remaining contractual life (years) Outstanding	4 years 1 month 28 days
Weighted average exercise price Outstanding | (per share)	$ 435.64	$ 601.7
Number of stock options, Exercisable	5,504	5,504
Weighted average exercise price, Exercisable | (per share)	$ 436.91	$ 603.46
533 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	533	533
Weighted average remaining contractual life (years) Outstanding	1 year 25 days
Weighted average exercise price Outstanding | (per share)	$ 120.55	$ 166.5
Number of stock options, Exercisable	533	533
Weighted average exercise price, Exercisable | (per share)	$ 120.55	$ 166.5
978 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	978	978
Weighted average remaining contractual life (years) Outstanding	6 years 9 months 3 days
Weighted average exercise price Outstanding | (per share)	$ 364.9	$ 504
Number of stock options, Exercisable	978	978
Weighted average exercise price, Exercisable | (per share)	$ 364.9	$ 504
1,166 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	1,166	1,166
Weighted average remaining contractual life (years) Outstanding	1 year 25 days
Weighted average exercise price Outstanding | (per share)	$ 488.71	$ 675
Number of stock options, Exercisable	1,166	1,166
Weighted average exercise price, Exercisable | (per share)	$ 488.71	$ 675
200 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	200	200
Weighted average remaining contractual life (years) Outstanding	4 years
Weighted average exercise price Outstanding | (per share)	$ 508.25	$ 702
Number of stock options, Exercisable	200	200
Weighted average exercise price, Exercisable | (per share)	$ 508.25	$ 702
133 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	133	133
Weighted average remaining contractual life (years) Outstanding	1 year 4 months 20 days
Weighted average exercise price Outstanding | (per share)	$ 540.83	$ 747
Number of stock options, Exercisable	133	133
Weighted average exercise price, Exercisable | (per share)	$ 540.83	$ 747
422 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	422	422
Weighted average remaining contractual life (years) Outstanding	6 years 7 months 9 days
Weighted average exercise price Outstanding | (per share)	$ 443.09	$ 612
Number of stock options, Exercisable	422	422
Weighted average exercise price, Exercisable | (per share)	$ 443.09	$ 612
1,044 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	1,044	1,044
Weighted average remaining contractual life (years) Outstanding	6 years 9 months 3 days
Weighted average exercise price Outstanding | (per share)	$ 521.29	$ 720
Number of stock options, Exercisable	1,044	1,044
Weighted average exercise price, Exercisable | (per share)	$ 521.29	$ 720
667 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	667	667
Weighted average remaining contractual life (years) Outstanding	1 year 2 months 1 day
Weighted average exercise price Outstanding | (per share)	$ 547.35	$ 756
Number of stock options, Exercisable	667	667
Weighted average exercise price, Exercisable | (per share)	$ 547.35	$ 756
111 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	111	111
Weighted average remaining contractual life (years) Outstanding	6 years 7 months 9 days
Weighted average exercise price Outstanding | (per share)	$ 651.61	$ 900
Number of stock options, Exercisable	111	111
Weighted average exercise price, Exercisable | (per share)	$ 651.61	$ 900
61 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	61	61
Weighted average remaining contractual life (years) Outstanding	8 years 25 days
Weighted average exercise price Outstanding | (per share)	$ 228.06	$ 315
Number of stock options, Exercisable	61	61
Weighted average exercise price, Exercisable | (per share)	$ 228.06	$ 315
156 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	156	156
Weighted average remaining contractual life (years) Outstanding	8 years 1 month 28 days
Weighted average exercise price Outstanding | (per share)	$ 364.9	$ 504
Number of stock options, Exercisable	156	156
Weighted average exercise price, Exercisable | (per share)	$ 364.9	$ 504
50 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	50	50
Weighted average remaining contractual life (years) Outstanding	8 years 2 months 8 days
Weighted average exercise price Outstanding | (per share)	$ 23.4	$ 32.32
Number of stock options, Exercisable	33	33
Weighted average exercise price, Exercisable | (per share)	$ 23.4	$ 32.32